Note 9 - Exploration and Evaluation Assets - Change in Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Balance at the beginning of year	$ 56,788	$ 54,475
Mineral rights and property acquired	0	134
Mineral property option payment	501	0
Mineral property option grant	0	(1,152)
Impairment of exploration and evaluation assets	(1,809)	0
Exploration and evaluation assets before reclamation estiamte and currency adjustment	55,480	53,457
Change in reclamation estimate	53	(57)
Foreign currency translation adjustments	1,282	3,388
Balance at the end of year	$ 56,815	$ 56,788